Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 94.6%
Communication Services 13.3%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)	1,120,000	1,069,600
144A, 10.5%, 5/15/2027	2,790,000	2,999,250
Altice France SA:
144A, 5.125%, 1/15/2029	251,000	244,725
144A, 5.5%, 1/15/2028	2,400,000	2,381,784
144A, 8.125%, 2/1/2027	2,926,000	3,127,162
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027 (b)	1,175,000	1,162,310
144A, 6.75%, 3/31/2029 (b)	835,000	815,766
CCO Holdings LLC:
144A, 4.25%, 1/15/2034	330,000	324,663
144A, 4.5%, 8/15/2030	1,915,000	1,959,409
144A, 4.75%, 3/1/2030	2,000,000	2,080,000
144A, 5.0%, 2/1/2028 (b)	2,205,000	2,293,200
144A, 5.125%, 5/1/2027	4,015,000	4,135,450
144A, 5.375%, 6/1/2029	3,650,000	3,938,843
Clear Channel Outdoor Holdings, Inc., 144A, 7.5%, 6/1/2029	1,100,000	1,174,250
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	4,545,000	4,702,984
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027 (b)	1,300,000	1,215,500
144A, 6.0%, 6/15/2025	800,000	800,000
CommScope, Inc., 144A, 8.25%, 3/1/2027	1,935,000	1,988,580
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028 (b)	2,275,000	2,411,500
CSC Holdings LLC:
144A, 5.0%, 11/15/2031 (b)	1,195,000	1,151,681
144A, 5.75%, 1/15/2030	1,155,000	1,150,669
144A, 6.5%, 2/1/2029	2,845,000	3,044,150
Directv Financing LLC, 144A, 5.875%, 8/15/2027	1,980,000	2,026,946
DISH DBS Corp.:
5.875%, 11/15/2024	1,389,000	1,426,864
7.375%, 7/1/2028 (b)	730,000	739,125
7.75%, 7/1/2026	1,290,000	1,360,950
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	2,195,000	2,260,850
144A, 5.875%, 10/15/2027	1,170,000	1,237,275
144A, 6.0%, 1/15/2030 (b)	830,000	834,150
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027	1,900,000	1,976,190
8.375%, 5/1/2027	1,150,000	1,212,491
Iliad Holding SASU:
144A, 6.5%, 10/15/2026	2,525,000	2,653,093
144A, 7.0%, 10/15/2028	530,000	557,332
Lamar Media Corp., 4.875%, 1/15/2029	1,180,000	1,231,625
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	1,350,000	1,356,750
144A, 6.75%, 10/15/2027	2,462,000	2,585,100

Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		1,140,000	1,142,075
144A, 5.0%, 8/15/2027		1,900,000	1,944,232
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		680,000	686,800
144A, 6.5%, 9/15/2028		1,585,000	1,592,188
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,730,000	1,730,502
144A, 5.5%, 7/1/2029		3,215,000	3,464,162
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,320,000	3,574,993
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		350,000	356,419
144A, 6.25%, 1/15/2028		460,000	493,810
144A, 7.5%, 5/15/2025		1,500,000	1,576,320
144A, 7.5%, 9/15/2027		700,000	761,807
Viasat, Inc., 144A, 5.625%, 4/15/2027		1,735,000	1,788,264
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	695,505
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	5,126,346
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	3,138,595
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	5,853,782
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	4,338,288
			103,894,305
Consumer Discretionary 18.0%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	760,000	875,077
Affinity Gaming, 144A, 6.875%, 12/15/2027		2,270,000	2,360,800
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (b)		1,150,000	1,240,137
Arko Corp., 144A, 5.125%, 11/15/2029		910,000	879,288
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,234,425
6.875%, 11/1/2035		3,000,000	3,727,500
144A, 9.375%, 7/1/2025		484,000	590,480
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029 (b)		450,000	449,762
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027 (b)		505,000	528,356
Boyd Gaming Corp.:
4.75%, 12/1/2027		890,000	907,800
144A, 4.75%, 6/15/2031		1,510,000	1,540,200
144A, 8.625%, 6/1/2025		940,000	1,007,229
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		3,150,000	3,150,000
144A, 6.25%, 7/1/2025		3,870,000	4,062,049
144A, 8.125%, 7/1/2027 (b)		6,380,000	7,065,467
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		210,000	219,306
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,515,000	2,515,000
144A, 6.0%, 5/1/2029		410,000	407,950
144A, 7.625%, 3/1/2026		1,490,000	1,561,892
144A, 9.875%, 8/1/2027		2,040,000	2,331,139
REG S, 10.125%, 2/1/2026	EUR	900,000	1,157,393
144A, 10.5%, 2/1/2026		1,175,000	1,341,257
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,749,712
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,266,130
144A, 6.25%, 5/15/2026		725,000	758,531
144A, 6.75%, 5/15/2025		873,000	914,468
144A, 8.5%, 5/15/2027		750,000	795,000

Dana, Inc.:
5.375%, 11/15/2027		805,000	844,199
5.625%, 6/15/2028		75,000	79,688
Empire Communities Corp., 144A, 7.0%, 12/15/2025		1,200,000	1,242,000
Ford Motor Co.:
4.346%, 12/8/2026 (b)		2,350,000	2,563,262
4.75%, 1/15/2043		347,000	383,001
5.291%, 12/8/2046		1,073,000	1,261,043
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025 (b)		3,421,000	3,554,145
3.625%, 6/17/2031		3,670,000	3,863,354
5.113%, 5/3/2029		1,825,000	2,073,656
5.125%, 6/16/2025		3,450,000	3,751,875
Forestar Group, Inc., 144A, 3.85%, 5/15/2026		1,320,000	1,323,300
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029		1,630,000	1,601,475
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		550,000	550,000
144A, 5.0%, 6/1/2029		1,410,000	1,445,250
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,380,000	1,421,497
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028 (b)		2,105,000	2,141,837
144A, 7.75%, 10/15/2025		1,470,000	1,589,783
M/I Homes, Inc., 4.95%, 2/1/2028		1,890,000	1,965,600
Macy's Retail Holdings LLC, 144A, 5.875%, 4/1/2029		2,280,000	2,431,050
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		1,460,000	1,412,550
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		820,000	825,346
144A, 6.125%, 9/15/2025		1,422,000	1,482,435
Mattel, Inc.:
144A, 3.375%, 4/1/2026		1,020,000	1,046,030
144A, 3.75%, 4/1/2029 (b)		800,000	829,000
Meritage Homes Corp., 144A, 3.875%, 4/15/2029 (b)		1,600,000	1,680,000
Michaels Companies, Inc., 144A, 7.875%, 5/1/2029 (b)		400,000	394,000
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,427,100
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,387,313
144A, 5.875%, 3/15/2026 (b)		3,675,000	3,658,720
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		720,000	709,200
Newell Brands, Inc., 6.0%, 4/1/2046 (b)		915,000	1,173,982
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		950,000	1,026,000
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,357,000	1,418,065
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,555,300
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029		1,090,000	1,088,300
Ritchie Bros Holdings, Inc., 144A, 4.75%, 12/15/2031		100,000	104,375
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028 (b)		880,000	824,894
144A, 4.25%, 7/1/2026		150,000	145,289
144A, 5.5%, 8/31/2026 (b)		490,000	498,232
144A, 5.5%, 4/1/2028		1,695,000	1,714,594
144A, 9.125%, 6/15/2023		3,300,000	3,489,750
144A, 10.875%, 6/1/2023		1,510,000	1,649,683
144A, 11.5%, 6/1/2025		412,000	461,440
Scientific Games International, Inc.:
REG S, 3.375%, 2/15/2026	EUR	700,000	803,131
144A, 7.0%, 5/15/2028		3,550,000	3,780,750
Staples, Inc., 144A, 7.5%, 4/15/2026		1,530,000	1,572,075

Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030 (b)		1,130,000	1,243,000
144A, 5.75%, 1/15/2028		2,415,000	2,698,762
Thor Industries, Inc., 144A, 4.0%, 10/15/2029		1,260,000	1,247,400
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		1,860,000	2,062,442
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027		825,000	885,844
5.7%, 6/15/2028		1,260,000	1,386,000
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,399,981
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,497,600
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,818,702
144A, 7.0%, 2/15/2029 (b)		1,455,000	1,459,205
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	239,700
White Cap Parent LLC, 144A, 8.25%, 3/15/2026		1,150,000	1,175,875
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		870,000	898,275
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		790,000	813,700
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		775,000	798,250
Wynn Macau Ltd., 144A, 5.625%, 8/26/2028 (b)		800,000	740,788
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		800,000	812,000
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	352,626
			140,410,067
Consumer Staples 2.1%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		1,507,000	1,581,506
144A, 5.875%, 2/15/2028		870,000	922,200
Chobani LLC, 144A, 4.625%, 11/15/2028		430,000	441,806
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		1,030,000	1,093,293
JBS U.S.A. Food Co., 144A, 5.75%, 1/15/2028		848,000	884,048
JBS U.S.A. LUX SA, 144A, 6.75%, 2/15/2028		3,607,000	3,891,087
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031		3,650,000	3,832,500
144A, 5.875%, 9/30/2027		3,305,000	3,489,882
Post Holdings, Inc., 144A, 5.5%, 12/15/2029		360,000	378,227
			16,514,549
Energy 18.3%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029 (b)		1,640,000	1,730,225
144A, 5.75%, 3/1/2027		1,985,000	2,056,956
144A, 5.75%, 1/15/2028		1,285,000	1,347,490
Antero Resources Corp.:
144A, 5.375%, 3/1/2030		750,000	801,750
144A, 7.625%, 2/1/2029		2,073,000	2,301,030
144A, 8.375%, 7/15/2026 (b)		653,000	743,486
Apache Corp.:
4.875%, 11/15/2027		770,000	839,300
5.1%, 9/1/2040 (b)		870,000	983,100
Archrock Partners LP:
144A, 6.25%, 4/1/2028		3,250,000	3,388,840
144A, 6.875%, 4/1/2027		1,535,000	1,611,750
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		560,000	538,826
144A, 8.25%, 12/31/2028		1,090,000	1,136,325
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		1,090,000	1,098,175

Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	480,000	484,800
4.5%, 10/1/2029	4,590,000	4,865,400
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,530,000	1,627,492
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029	1,100,000	1,176,725
CNX Resources Corp.:
144A, 6.0%, 1/15/2029 (b)	2,020,000	2,100,800
144A, 7.25%, 3/14/2027	1,511,000	1,602,763
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	2,190,000	2,255,700
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	520,000	533,000
144A, 6.75%, 3/1/2029	2,340,000	2,537,964
144A, 7.5%, 5/15/2025 (b)	274,000	282,562
CQP Holdco LP, 144A, 5.5%, 6/15/2031	1,250,000	1,304,688
DCP Midstream Operating LP:
3.25%, 2/15/2032	780,000	785,850
5.125%, 5/15/2029	1,100,000	1,243,000
5.375%, 7/15/2025 (b)	5,357,000	5,852,522
5.625%, 7/15/2027	705,000	796,650
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,416,050
144A, 4.375%, 6/15/2031	460,000	478,400
Endeavor Energy Resources LP:
144A, 5.75%, 1/30/2028 (b)	1,040,000	1,108,520
144A, 6.625%, 7/15/2025	385,000	407,342
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	895,000	930,800
144A, 4.75%, 1/15/2031	1,210,000	1,279,575
5.5%, 7/15/2028	760,000	830,304
144A, 6.0%, 7/1/2025	1,950,000	2,120,625
144A, 6.5%, 7/1/2027	1,100,000	1,232,000
EQT Corp.:
144A, 3.125%, 5/15/2026	70,000	71,857
144A, 3.625%, 5/15/2031 (b)	2,240,000	2,324,000
5.0%, 1/15/2029	1,310,000	1,450,825
6.625%, 2/1/2025	1,490,000	1,679,982
7.5%, 2/1/2030	1,205,000	1,548,425
Genesis Energy LP, 7.75%, 2/1/2028	1,000,000	1,007,500
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,626,850
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,540,000	1,528,450
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,468,574
144A, 6.0%, 2/1/2031	1,655,000	1,708,787
144A, 6.25%, 11/1/2028	415,000	436,269
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	720,000	737,788
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	805,000	847,263
5.625%, 5/1/2027	855,000	889,200
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	1,600,000	1,656,304
NuStar Logistics LP:
5.75%, 10/1/2025 (b)	1,215,000	1,307,486
6.375%, 10/1/2030	470,000	521,700
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	520,000	544,700

Occidental Petroleum Corp.:
5.5%, 12/1/2025	2,065,000	2,290,849
5.55%, 3/15/2026	1,480,000	1,647,684
6.125%, 1/1/2031 (b)	3,925,000	4,768,875
6.45%, 9/15/2036	1,605,000	2,046,383
6.625%, 9/1/2030 (b)	3,400,000	4,207,500
8.0%, 7/15/2025	2,495,000	2,912,912
8.5%, 7/15/2027	1,450,000	1,808,875
8.875%, 7/15/2030	1,100,000	1,483,526
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,171,050
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	499,418
Range Resources Corp.:
8.25%, 1/15/2029 (b)	3,685,000	4,108,775
9.25%, 2/1/2026	735,000	792,177
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	1,100,000	1,144,000
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028	895,000	919,613
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	453,200
SM Energy Co., 6.5%, 7/15/2028 (b)	1,200,000	1,242,000
Southwestern Energy Co.:
4.75%, 2/1/2032	1,080,000	1,137,353
5.375%, 2/1/2029	1,575,000	1,665,562
6.45%, 1/23/2025	537,000	590,163
7.75%, 10/1/2027 (b)	1,525,000	1,645,094
8.375%, 9/15/2028	770,000	859,513
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031	870,000	879,788
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (b)	1,740,000	1,774,800
Sunoco LP:
4.5%, 5/15/2029	861,000	874,367
5.875%, 3/15/2028 (b)	550,000	581,625
6.0%, 4/15/2027	738,000	769,660
Superior Plus LP, 144A, 4.5%, 3/15/2029	480,000	493,363
Targa Resources Partners LP:
4.875%, 2/1/2031	460,000	499,537
5.0%, 1/15/2028	4,540,000	4,783,787
5.5%, 3/1/2030	1,365,000	1,491,263
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,345,000	2,265,856
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	2,118,480
6.875%, 9/1/2027	1,450,000	1,531,563
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	350,000	363,125
144A, 3.875%, 11/1/2033 (b)	790,000	829,958
144A, 4.125%, 8/15/2031	400,000	424,000
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029	4,960,000	5,381,600
Western Midstream Operating LP, 5.3%, 3/1/2048 (b)	380,000	457,902
		143,101,941
Financials 1.1%
Navient Corp.:
5.5%, 1/25/2023	2,909,000	3,029,723
6.125%, 3/25/2024	1,538,000	1,639,893
6.75%, 6/25/2025	1,525,000	1,677,500
OneMain Finance Corp.:
5.375%, 11/15/2029	1,145,000	1,244,953
8.875%, 6/1/2025	770,000	823,900
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	390,000	407,550
		8,823,519

Health Care 10.0%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	3,360,000	3,452,400
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	865,000	865,000
144A, 6.125%, 8/1/2028	1,175,000	1,245,500
AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029	2,210,000	2,187,900
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	2,595,000	2,724,750
144A, 9.25%, 4/1/2026	3,105,000	3,279,656
Bausch Health Companies, Inc., 144A, 6.125%, 4/15/2025	1,945,000	1,981,099
Catalent Pharma Solutions, Inc.:
144A, 3.5%, 4/1/2030	780,000	777,789
144A, 5.0%, 7/15/2027	1,885,000	1,958,515
Centene Corp., 4.625%, 12/15/2029	3,305,000	3,564,310
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	1,000,000	1,010,000
144A, 4.25%, 5/1/2028 (b)	1,985,000	2,064,400
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,785,000	1,800,619
144A, 5.625%, 3/15/2027	965,000	1,021,288
144A, 6.0%, 1/15/2029	960,000	1,023,600
144A, 6.125%, 4/1/2030	720,000	712,310
144A, 6.875%, 4/15/2029	2,175,000	2,215,781
Encompass Health Corp.:
4.5%, 2/1/2028 (b)	620,000	637,825
4.75%, 2/1/2030	1,521,000	1,566,630
Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	1,015,000	994,700
HCA, Inc., 5.625%, 9/1/2028	4,740,000	5,538,643
IQVIA, Inc., 144A, 5.0%, 5/15/2027	1,055,000	1,092,242
Jazz Securities DAC, 144A, 4.375%, 1/15/2029	430,000	445,239
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027 (b)	1,200,000	1,209,000
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (b)	3,850,000	3,830,750
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030	1,150,000	1,193,125
144A, 4.375%, 6/15/2028	1,320,000	1,359,600
Mozart Debt Merger Sub, Inc.:
144A, 3.875%, 4/1/2029	610,000	607,847
144A, 5.25%, 10/1/2029 (b)	1,960,000	1,986,734
Option Care Health, Inc., 144A, 4.375%, 10/31/2029	1,900,000	1,904,750
Organon & Co, 144A, 4.125%, 4/30/2028	4,000,000	4,065,000
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029 (b)	840,000	861,000
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028	1,335,000	1,390,069
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	1,090,000	1,155,400
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	810,000	855,927
Select Medical Corp., 144A, 6.25%, 8/15/2026	1,760,000	1,864,271
Syneos Health, Inc., 144A, 3.625%, 1/15/2029	1,500,000	1,481,250
Tenet Healthcare Corp.:
144A, 4.25%, 6/1/2029	1,470,000	1,492,770
4.625%, 7/15/2024	323,000	327,038
144A, 4.875%, 1/1/2026	2,770,000	2,845,150
144A, 5.125%, 11/1/2027	2,260,000	2,353,225
144A, 6.125%, 10/1/2028	1,255,000	1,325,544
144A, 6.25%, 2/1/2027	1,200,000	1,242,000
144A, 7.5%, 4/1/2025	2,635,000	2,773,206
		78,283,852

Industrials 12.9%
ADT Security Corp., 144A, 4.875%, 7/15/2032	750,000	765,746
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028	2,195,000	2,178,697
144A, 6.0%, 6/1/2029 (b)	2,415,000	2,348,587
American Airlines, Inc.:
144A, 5.5%, 4/20/2026	4,235,000	4,403,871
144A, 5.75%, 4/20/2029	2,020,000	2,158,814
144A, 11.75%, 7/15/2025	1,900,000	2,344,125
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	465,000	468,488
Bombardier, Inc.:
144A, 6.0%, 2/15/2028 (b)	3,250,000	3,259,847
144A, 7.5%, 3/15/2025 (b)	1,450,000	1,477,188
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026	1,110,000	1,154,400
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032	1,300,000	1,345,760
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	1,460,000	1,485,871
Clark Equipment Co., 144A, 5.875%, 6/1/2025	780,000	810,225
Covanta Holding Corp., 5.0%, 9/1/2030	1,480,000	1,509,600
Covert Mergeco, Inc., 144A, 4.875%, 12/1/2029	210,000	213,150
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	435,000	432,825
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)	816,000	836,271
144A, 7.0%, 5/1/2025	1,000,000	1,143,410
EnerSys, 144A, 4.375%, 12/15/2027	1,220,000	1,265,750
First Student Bidco, Inc., 144A, 4.0%, 7/31/2029	1,410,000	1,370,520
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	1,150,000	1,161,500
144A, 4.25%, 6/1/2025	540,000	555,630
144A, 5.125%, 12/15/2026	670,000	696,800
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	1,730,000	1,810,013
Hertz Corp., 144A, 4.625%, 12/1/2026	2,000,000	2,012,500
Howmet Aerospace, Inc., 6.875%, 5/1/2025 (b)	2,000,000	2,299,420
II-VI, Inc., 144A, 5.0%, 12/15/2029	660,000	674,005
Imola Merger Corp., 144A, 4.75%, 5/15/2029	5,600,000	5,745,880
JELD-WEN, Inc., 144A, 4.625%, 12/15/2025	1,250,000	1,259,375
LSB Industries, Inc., 144A, 6.25%, 10/15/2028	1,550,000	1,612,000
Madison IAQ LLC:
144A, 4.125%, 6/30/2028	1,340,000	1,343,350
144A, 5.875%, 6/30/2029	970,000	970,000
Masonite International Corp., 144A, 5.375%, 2/1/2028	1,061,000	1,112,724
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029	920,000	903,615
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,920,000	2,049,600
Moog, Inc., 144A, 4.25%, 12/15/2027	2,260,000	2,276,950
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029	1,415,000	1,460,988
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	3,870,000	3,995,775
Patrick Industries, Inc., 144A, 4.75%, 5/1/2029	2,040,000	2,029,800
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	2,380,000	2,297,628
144A, 5.75%, 4/15/2026	1,945,000	2,088,288
144A, 6.25%, 1/15/2028 (b)	2,005,000	2,090,212
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027	690,000	763,071
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	2,274,886
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	2,857,999	3,155,474
Summit Materials LLC, 144A, 5.25%, 1/15/2029	811,000	849,441
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	3,681,000	3,869,651

TransDigm, Inc.:
4.625%, 1/15/2029		1,685,000	1,679,406
5.5%, 11/15/2027		1,700,000	1,751,000
144A, 6.25%, 3/15/2026		6,675,000	6,937,828
United Airlines, Inc., 144A, 4.375%, 4/15/2026 (b)		2,400,000	2,502,564
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,407,250
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		430,000	460,638
Vertiv Group Corp., 144A, 4.125%, 11/15/2028		1,330,000	1,343,300
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		540,000	572,400
144A, 7.25%, 6/15/2028		1,485,000	1,627,931
			100,614,038
Information Technology 1.3%
ams AG, 144A, 7.0%, 7/31/2025		790,000	837,781
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		900,000	943,875
Clarivate Science Holdings Corp.:
144A, 3.875%, 7/1/2028		1,470,000	1,477,350
144A, 4.875%, 7/1/2029		890,000	902,567
Dun & Bradstreet Corp., 144A, 5.0%, 12/15/2029		220,000	225,066
Microchip Technology, Inc., 4.25%, 9/1/2025		1,830,000	1,900,592
NCR Corp., 144A, 5.125%, 4/15/2029 (b)		2,865,000	2,965,848
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		735,000	757,050
144A, 8.25%, 2/1/2028		500,000	532,500
			10,542,629
Materials 9.8%
Arconic Corp., 144A, 6.125%, 2/15/2028		3,720,000	3,958,824
Cascades, Inc., 144A, 5.125%, 1/15/2026		155,000	161,200
Chemours Co.:
4.0%, 5/15/2026	EUR	2,900,000	3,338,792
5.375%, 5/15/2027 (b)		1,170,000	1,251,900
144A, 5.75%, 11/15/2028 (b)		4,365,000	4,567,405
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,210,000	1,231,175
144A, 5.375%, 2/1/2025		1,375,000	1,485,000
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		458,000	467,160
144A, 4.875%, 3/1/2031 (b)		1,548,000	1,608,179
144A, 6.75%, 3/15/2026 (b)		2,600,000	2,752,750
Constellium SE:
144A, 3.75%, 4/15/2029 (b)		626,000	615,918
144A, 5.625%, 6/15/2028		889,000	934,810
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029		1,390,000	1,391,029
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026 (b)		2,960,000	3,074,700
144A, 6.875%, 10/15/2027		5,600,000	6,027,000
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		3,780,000	3,921,750
4.375%, 8/1/2028		1,270,000	1,331,913
4.625%, 8/1/2030 (b)		1,380,000	1,480,050
5.0%, 9/1/2027		1,475,000	1,534,000
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,560,000
144A, 6.125%, 4/1/2029		2,005,000	2,126,072
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		1,170,000	1,181,700
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		1,965,000	2,033,991

Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,152,116
LABL, Inc.:
144A, 5.875%, 11/1/2028		440,000	453,475
144A, 6.75%, 7/15/2026		1,450,000	1,494,370
LSF11 A5 Holdco LLC, 144A, 6.625%, 10/15/2029		1,920,000	1,891,200
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025 (b)		1,525,000	1,528,866
Methanex Corp.:
5.125%, 10/15/2027		2,750,000	2,887,500
5.25%, 12/15/2029		750,000	790,890
Novelis Corp., 144A, 4.75%, 1/30/2030		5,580,000	5,865,975
Olin Corp., 5.625%, 8/1/2029		2,296,000	2,486,453
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026 (b)		875,000	888,125
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,336,200
SCIL IV LLC , 144A, 5.375%, 11/1/2026		2,005,000	2,057,631
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026 (b)		2,000,000	2,080,000
Tronox, Inc.:
144A, 4.625%, 3/15/2029		3,175,000	3,171,031
144A, 6.5%, 5/1/2025		480,000	507,312
			76,626,462
Real Estate 4.5%
ADLER Group SA, REG S, 3.25%, 8/5/2025	EUR	700,000	690,955
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,700,000	1,819,000
Iron Mountain Information Management Services, Inc., 144A, (REIT), 5.0%, 7/15/2032		600,000	614,082
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		900,000	931,482
144A, (REIT), 5.0%, 7/15/2028		1,045,000	1,073,738
144A, (REIT), 5.25%, 7/15/2030		1,495,000	1,575,463
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,477,513
(REIT), 4.75%, 10/1/2024		2,385,000	2,474,438
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,375,000	1,443,750
144A, (REIT), 4.625%, 6/15/2025		3,319,000	3,538,353
(REIT), 5.75%, 2/1/2027		4,500,000	5,085,000
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	2,099,450
Realogy Group LLC:
144A, 5.75%, 1/15/2029		3,215,000	3,295,375
144A, 7.625%, 6/15/2025 (b)		2,625,000	2,782,500
Service Properties Trust, (REIT), 7.5%, 9/15/2025 (b)		2,340,000	2,535,237
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		1,610,000	1,549,375
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025		180,000	182,700
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025		970,000	927,213
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		680,000	691,900
			34,787,524
Utilities 3.3%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	3,181,612
5.75%, 5/20/2027		1,445,000	1,598,531
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,850,000	2,956,875
144A, 4.625%, 2/1/2029		400,000	394,500
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028 (b)		1,375,000	1,445,469
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		4,753,000	4,937,179

NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	2,190,000	2,135,250
144A, 5.25%, 6/15/2029	2,205,000	2,362,404
5.75%, 1/15/2028	3,000,000	3,171,330
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	1,290,000	1,338,375
PG&E Corp., 5.25%, 7/1/2030	1,150,000	1,206,005
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	950,000	951,549
		25,679,079
Total Corporate Bonds (Cost $713,362,265)		739,277,965

Loan Participations and Assignments 1.4%
Senior Loans (c)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	2,171,576	2,129,350
Directv Financing LLC, Term Loan, 8/2/2027 (d)	3,079,125	3,085,930
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/2/2028	1,137,294	1,136,418
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 6.75%, 7.5%, 12/22/2025	2,025,627	1,938,556
Penn National Gaming, Inc., Term Loan A, 10/19/2023 (d)	2,444,445	2,438,333
Total Loan Participations and Assignments (Cost $10,757,082)		10,728,587
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (b) (Cost $0)	1,950	7,800

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029 * (e) (Cost $1,482,531)	6,700	740,228

Securities Lending Collateral 9.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g) (Cost $75,280,998)	75,280,998	75,280,998

Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 0.05% (f) (Cost $23,449,450)	23,449,450	23,449,450

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $824,332,326)	108.7	849,485,028
Other Assets and Liabilities, Net	(8.7)	(68,075,184)
Net Assets	100.0	781,409,844
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 9.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g)
45,453,258	29,827,740 (h)	—	—	—	21,145	—	75,280,998	75,280,998
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 0.05% (f)
27,604,697	66,740,681	70,895,928	—	—	3,033	—	23,449,450	23,449,450
73,057,955	96,568,421	70,895,928	—	—	24,178	—	98,730,448	98,730,448
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $72,520,268, which is 9.3% of net assets.
(c)	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at the time of settlement.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, was partially phased out at the end of 2021, with the US Dollar LIBOR phase out continuing until June of 2023 at the latest for certain existing contracts. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At December 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	17,063,156	USD	19,330,815	1/31/2022	(107,645)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$739,277,965	$—	$739,277,965
Loan Participations and Assignments	—	10,728,587	—	10,728,587
Common Stocks	7,800	—	—	7,800
Warrants	—	—	740,228	740,228
Short-Term Investments (a)	98,730,448	—	—	98,730,448
Total	$98,738,248	$750,006,552	$740,228	$849,485,028
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(107,645)	$—	$(107,645)
Total	$—	$(107,645)	$—	$(107,645)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (107,645)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH1
R-080548-1 (1/23)